Plan of arrangement and discontinued operations (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Exploration	$ 23	$ 325	$ 176	$ 651
Net loss from discontinued operations	$ 23	$ 325	$ 176	$ 651